Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: June 30, 2003

Check here if Amendment [ ] Amendment Number:

This Amendment (Check only one):
[ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Madison Investment Advisors, Inc.
Address: 550 Science Drive, Madison, WI 53711
Form 13F File Number: 28-03477

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: W. Richard Mason
Title: General Counsel
Phone: 480-443-9537

Signature, Place, and Date of Signing

(signature)

W. Richard Mason
Scottsdale, Arizona
August 1, 2003

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F Summary Page

Report Summary:

Number of Other Included Managers: None (but see below)

Form 13F Information Table Entry Total: 64
Form 13F Information Table Value Total: $1,581,225 (thousands)

List of Other Included Managers: None
  Note that this filing by Madison Investment Advisors, Inc.
  includes its separately registered investment advisor subsidiary:
     Madison Mosaic, LLC d/b/a Mosaic Funds

                                TITLE                       FORM 13F INFORMATION TABLE
                                 OF                  VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER        VOTING AUTHORITY
        NAME OF ISSUER          TITLE       CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS   SOLE  SHARED    NONE
------------------------------ ---------- --------- -------- -------- --- ---- ------- ---------- ------ -------- ------
A.G. Edwards, Inc.             COM         281760108      643   18805 SH       SOLE                18805
Altria Group                   COM         02209s103      597   13135 SH       SOLE                  850           12285
American International Group   COM         026874107    52511  951636 SH       SOLE               835975          115661
Automatic Data Processing      COM         053015103    38843 1147163 SH       SOLE              1052583           94580
Berkshire Hathaway Inc Class A COM         084670108      435       6 SH       SOLE                    6
Berkshire Hathaway Inc. Del Cl COM         084670207    53876   22171 SH       SOLE                18920            3251
Boeing                         COM         097023105      257    7500 SH       SOLE                  750            6750
Bristol-Myers Squibb           COM         110122108     2989  110075 SH       SOLE                35247           74828
Charter One Fin Inc.           COM         160903100     3434  110146 SH       SOLE                39566           70580
Cisco Systems, Inc.            COM         17275R102     1840  109591 SH       SOLE                65701           43890
Comcast, Corp. - Special Cl A  COM         20030N200    47205 1628313 SH       SOLE              1397388          230925
Costco Wholesale Corp          COM         22160K105    61229 1672914 SH       SOLE              1459274          213640
Del Monte Foods Co.            COM         24522P103     3490  394770 SH       SOLE               159355          235415
Dentsply Int'l, Inc.           COM         249030107      911   22237 SH       SOLE                22237
Dover Corp.                    COM         260003108    52270 1744668 SH       SOLE              1496183          248485
Edwards Lifesciences Corp      COM         28176E108     2011   62565 SH       SOLE                36965           25600
Ethan Allen Interiors          COM         297602104     3286   93470 SH       SOLE                35145           58325
Expeditors International Wash  COM         302130109     3435   99690 SH       SOLE                42805           56885
Fastenal Co.                   COM         311900104     3452  101300 SH       SOLE                35565           65735
Freddie Mac                    COM         313400301    56238 1107700 SH       SOLE               949642          158058
Harley-Davidson Inc            COM         412822108      291    7310 SH       SOLE                 7310
Hasbro Inc.                    COM         418056107     1294   73980 SH       SOLE                73980
Home Depot                     COM         437076102     1351   40795 SH       SOLE                14285           26510
IBM                            COM         459200101      443    5368 SH       SOLE                 2584            2784
Johnson & Johnson              COM         478160104    44821  866938 SH       SOLE               754763          112175
Kemet Corp.                    COM         488360108      890   88140 SH       SOLE                88140
Kraft Foods, Inc - A           COM         50075N104    50200 1542235 SH       SOLE              1343854          198381
Kroger, Co.                    COM         501044101     3045  182540 SH       SOLE               139420           43120
Laboratory Crp of Amer Hldgs   COM         50540R409     1085   35980 SH       SOLE                35980
Liberty Media Corp - A         COM         530718105    62549 5410830 SH       SOLE              4678473          732357
Liz Claiborne                  COM         539320101    54514 1546490 SH       SOLE              1331589          214901
MBIA, Inc.                     COM         55262C100     1558   31952 SH       SOLE                 9090           22862
MBNA Corp.                     COM         55262L100    52957 2541100 SH       SOLE              2221098          320002
MGIC Investment                COM         552848103    58925 1263399 SH       SOLE              1137124          126275
Markel Corp.                   COM         570535104    45909  179333 SH       SOLE               152605           26728
Marshall & Ilsley              COM         571834100     1565   51176 SH       SOLE                12335           38841
Martin Marietta Mat.           COM         573284106     2869   85370 SH       SOLE                27155           58215
McDonalds                      COM         580135101    64384 2918568 SH       SOLE              2555889          362679
Merck & Co                     COM         589331107    59723  986340 SH       SOLE               858274          128066
Mercury General Corp.          COM         589400100    31989  700749 SH       SOLE               633933           66816
Microsoft Corp                 COM         594918104    52635 2052856 SH       SOLE              1790546          262310
Mohawk Industries, Inc.        COM         608190104    76031 1369183 SH       SOLE              1205123          164060
Morgan Stanley                 COM         617446448    51821 1212184 SH       SOLE              1043889          168295
NASDAQ-100 Index Tracking      COM         631100104     1419   47365 SH       SOLE                13130           34235
Natuzzi Spa-SP ADR             COM         63905A101      912  113765 SH       SOLE               113765
Nokia Corp. Spons ADR          COM         654902204    41564 2529745 SH       SOLE              2224460          305285
Odyssey Re Holdings Corp       COM         67612W108     3219  152555 SH       SOLE                56280           96275
Office Depot                   COM         676220106     3440  237100 SH       SOLE                82435          154665
Pfizer, Inc.                   COM         717081103    64860 1899282 SH       SOLE              1624632          274650
Proctor & Gamble               COM         742718109      227    2540 SH       SOLE                 2540
SBC Communications             COM         78387G103      290   11361 SH       SOLE                11361
Scripps Co. (E.W.) - Cl A      COM         811054204    41893  472197 SH       SOLE               409237           62960
Southtrust Corp                COM         844730101     2009   74389 SH       SOLE                48390           25999
Target Corporation             COM         87612E106    51062 1349423 SH       SOLE              1228088          121335
Tiffany & Co.                  COM         886547108     3358  102760 SH       SOLE                35870           66890
U.S. Bancorp                   COM         902973304    45339 1850577 SH       SOLE              1700319          150258
Valassis Communications, Inc.  COM         918866104      884   34355 SH       SOLE                34355
Viacom Inc. - Cl B             COM         925524308    52747 1208126 SH       SOLE              1045876          162250
Walgreen Co                    COM         931422109    41378 1374685 SH       SOLE              1206115          168570
Washington Mutual Inc.         COM         939322103     1713   41465 SH       SOLE                13465           28000
Waste Management, Inc.         COM         94106L109    52557 2181689 SH       SOLE              1912174          269515
Wells Fargo & Co               COM         949746101    56477 1120583 SH       SOLE               974413          146170
White Mountains Insurance Grp  COM         G9618E107     4639   11745 SH       SOLE                 4515            7230
Yum! Brands Inc.               COM         988498101     1437   48625 SH       SOLE                47825             800